Financial Instruments - Fair values and financial risk management - Carrying amounts and fair values of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments-Fair values and financial risk management
Financial liabilities				$ (13,943)
Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 950	$ 192	$ 27	32	$ 33
Designated at fair value | Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 950	$ 192		$ 32